Discontinued Operations	12 Months Ended
Aug. 31, 2021
Discontinued Operations
19. Discontinued Operations

19. Discontinued Operations

On November 19, 2020, the Company entered a definitive asset sale agreement through its wholly owned subsidiary Lexaria CanPharm ULC to sell certain assets for gross proceeds of C$3,850,000.

The sale closed on December 10, 2020, with the Company receiving C$350,000 in cash, 6,031,363 restricted common shares at a fair value price of C$500,000 as the first of three required equity-based payments, a promissory note having a principal amount of C$2,000,000 and bearing interest at the rate of 10% per annum. The promissory note was included at its nominal value of $NIL and any future receipts of interest and principal will be recorded as income in the period. Pursuant to the terms of the transaction the Company will receive equity-based payments in two tranches of C$500,000 in common shares of Hill Street Beverage Company issued at eight months and sixteen months after the closing date.

The Company received the second tranche of shares on August 9, 2021, as per the sale agreement. Based on the agreed terms, the value of the 5,882,353 shares issued was $390,533 (C$500,000). An over-allotment of 1,693,405 shares with a value of $122,426 (C$143,939) were received at this time and has been applied to the future issuance of the 3rd and final tranche with a reduction in the outstanding amount receivable.

The gain on the transaction is presented below:

Gain on asset disposal	$
Book value of assets sold	-
Cash consideration	273,373
Shares received	468,264
Shares receivable	781,067
Promissory note	-
1,522,704

The financial results of the group of assets sold are presented as income (loss) from discontinued operations, net of income taxes in our consolidated statement of income. The following table presents financial results of the assets:

	August 31	August 31
	2021	2020
	$	$
Revenue	3,000	69,750
Operating expenses	(25,000)	(5,566)
Net income (loss)	(22,000)	64,184

The following table presents cash flows of discontinued operations:

	August 31	August 31
	2021	2020
	$	$
Cash flows used in discontinued operating activities
Net income	(22,000)	64,184
Change in working capital	25,000	(99,000)
Net cash provided by (used in) discontinued operating activities	3,000	(34,816)

Net cash provided by (used in) discontinued operations	3,000	(34,816)

The following table presents the aggregate carrying amounts of the classes of assets and liabilities of discontinued operations of the assets:

	August 31	August 31
	2021	2020
	$	$
Current Assets
Accounts receivable	-	105,250
Current Liabilities
Accounts payable	-	250